Basis of Presentation of the Consolidated Financial Statements - Impairment of Goodwill of Telefonica Argentina and Telefonica del Peru (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Goodwill impairment (Note 7)	€ 416	€ 519	€ 206
Telefónica Argentina
Disclosure of expected impact of initial application of new standards or interpretations [line items]
Reversal of deferred tax liabilities associated with hyperinflation		€ 94